Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Receivables, Net [Line Items]
Allowance for credit losses			$ 27,386	¥ 8,082
Corresponding interest receivable | ¥		¥ 607
Education fee | $	$ 20,000
Third party Interest rate		6.00%	6.00%
Manufacturing cost | $	$ 21,000
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Interest rate	6.00%
Shenzhen Chetong Technology Co Ltd [Member]
Other Receivables, Net [Line Items]
Loan receivable				¥ 14,736
Sichuan Tianyi Real Estate Development Co Ltd [Member]
Other Receivables, Net [Line Items]
Loan receivable | ¥		¥ 40,000
Third party Interest rate		5.00%	5.00%
Third Party [Member]
Other Receivables, Net [Line Items]
Third party Interest rate		5.00%	5.00%